COMMON STOCK (Details Narrative) - USD ($)						3 Months Ended
	Aug. 17, 2023	Jul. 17, 2023	Jun. 09, 2023	Mar. 28, 2023	Feb. 24, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						480,000,000			480,000,000
Common stock, par value						$ 0.00001			$ 0.00001
Common stock, reserve stock split					1 for 10,000 reverse stock split
Non cash expense						$ 305,000	$ 50,000	$ 894,114
Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services				894,113
Share issued price per share				$ 0.50
Non cash expense				$ 447,057
Common Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services				894,113
Share issued price per share				$ 0.50
Non cash expense				$ 447,057
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for services	370,000	240,000	100,000			610,000	100,000	1,788,227
Share issued price per share	$ 0.50	$ 0.50	$ 0.50
Non cash expense	$ 185,000	$ 220,000	$ 50,000			$ 6	$ 1	$ 18